Goodwill and Intangible Assets - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) Divisions GeographicalAreas	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Number of divisions included in cash generating units | Divisions	3
Number of geographical areas included in cash generating units | GeographicalAreas	3
Number of cash generating units	9
Impairment of goodwill | €	€ 18
Pre-tax discount rate	7.40%	7.40%
Projection period	5 years
Top of range [member]
Disclosure of detailed information about intangible assets [line items]
Amortisation period of finite-life intangible assets	ten years